Share-Based Payment	12 Months Ended
Dec. 31, 2023
Share-Based Payment [Abstract]
SHARE-BASED PAYMENT

NOTE 19: SHARE-BASED PAYMENT

a.	Shares reserved for Employee Stock Option Plan of the Parent Company:

INX’s board of directors adopted the INX Limited Share Ownership and Award Plan (2021) on February 22, 2021, as amended from time to time (the “Share Ownership and Award Plan” or the “INX Plan”), and INX shareholders approved the INX Plan on March 18, 2021.

In connection with the Transaction (see Note1), the INX Plan was terminated and replaced by the Parent Company Omnibus Equity Incentive Compensation Plan (the “Plan”). The Plan provides for grants of options to purchase the Parent Company’s common shares and restricted share units to employees, directors and service providers of the Company. The Plan includes U.S. and Israeli appendices that further specify the terms and conditions of grants of options and restricted share units to such grantees.

Upon closing of the Transaction, Awards granted pursuant to the INX Plan were exchanged for equivalent awards under the Plan. As of closing of the Transaction, 25,352,832 common shares of the Parent Company were authorized for issuance pursuant to the Plan.

On June 22, 2022, the Parent Company shareholders approved further increase of the common shares reserved for the purpose of the Plan. Subject to certain capitalization adjustments, the aggregate number of common shares that may be issued pursuant to share awards under the Plan may not exceed 37,408,948 common shares of the Parent Company.

b.	Share options and restricted stock of the Parent Company granted to employees, directors and service providers under the Plan during years ended on December 31, 2023 and 2022:

1.	On March 15, 2022, two officers received 5,036,132 restricted shares of the Parent Company at cashless basis with the vesting period over approximately 3 years.

2.	On March 15, 2022, the Parent Company granted certain employees and a service provider options to purchase 5,129,334 Common Shares of the Parent Company at a price per share equal to the fair value per share at the effective date of the grant at a price of CAD 0.64 ($0.50), with the vesting period over 4 years.

3.	On March 24, 2022, the Parent Company granted one employee options to purchase 509,617 Common Shares of the Parent Company at CAD 0.76 ($0.60), a price per share equal to the fair value per share at the effective date of the grant, with the vesting period over 4 years.

4.	On June 30, 2022, the Parent Company granted one employee options to purchase 786,535 Common Shares of the Company at CAD 0.31 ($0.25), a price per share equal to the fair value per share at the effective date of the grant. Options were fully vested at the time of the grant.

5.	On June 30, 2022, the Parent Company granted one employee options to purchase 1,334,322 Common Shares of the Parent Company at CAD 0.31 ($0.25), a price per share equal to the fair value per share at the effective date of the grant. Options shall vest evenly over the period of 4 years with the first anniversary on May 2, 2023, and all options fully vested on May 2, 2026.

6.	On September 21, 2022, the Parent Company granted one employee options to purchase 1,325,946 Common Shares of the Parent Company at CAD 0.265 ($0.20), a price per share equal to the fair value per share at the effective date of the grant. Options shall vest evenly over the period of over 3 years with the first anniversary on September 21, 2023, and all options fully vested on September 21, 2025.

7.	On October 18, 2022, the Parent Company granted one employee options to purchase 254,808 Common Shares of the Parent Company at CAD 0.235 ($0.17), a price per share equal to the fair value per share at the effective date of the grant. Options shall vest evenly over the period of over 3 years with the first anniversary on October 18, 2023, and all options fully vested on October 18, 2025.

8.	On November 30, 2022, the Parent Company committed to grant, and subsequently in 2023 issued, options to its independent directors to purchase 928,399 Common Shares of the Parent Company at CAD 0.165 ($0.12), a price per share equal to the fair value per share at the date of the commitment to grant the options. 397,886 options vest immediately on the date of the grant and remaining 530,514 options shall vest over the period of over 2 to 3 years with the first anniversary on November 30, 2023, and all options fully vested on November 30, 2025.

9.	On January 19, 2023, certain employees, directors and service providers received 1,996,430 restricted Common Share units of the Parent Company at cashless basis. Restricted share units shall vest over the period of one year, with 1/12 of the award vesting at the beginning of each calendar month, and all shares fully vested on January 19, 2024.

10.	On January 19, 2023, an officer, through his wholly owned entity, and a service provider, received 912,721 restricted Common Share units of the Parent Company at cashless basis. All shares shall fully vest on January 31, 2025.

11.	On May 12, 2023, the Parent Company granted to certain employees options to purchase 3,418,034 Common Shares of the Parent Company at CAD 0.170 ($0.13), a price per share equal to the fair value per share at the effective date of the grant. Options shall vest evenly over the period of 4 years with the first anniversary on May 12, 2024, and all options fully vested on May 12, 2027.

12.	On November 19, 2023, the Parent Company granted one employee options to purchase 520,000 Common Shares of the Parent Company at CAD 0.185 ($0.14), a price per share equal to the fair value per share at the effective date of the grant. Options shall vest evenly over the period of 4 years with the first anniversary on November 19, 2024, and all options fully vested on November 19, 2027.

c.	For years ended December 31, 2023, 2022 and 2021, the Company recorded share-based compensation expenses of $2,724, $1,135 and $10,899, respectively, related to stock options and restricted stock granted under the Plan.

d.	The table below summarizes the assumptions that were used to estimate the fair value of the options granted under the Plan using the Black- Scholes option pricing model:

	December 31, 2023	December 31, 2022

Expected term (years)	10	10
Expected volatility	87.05% -86.22%	89.78% -94.32%
Exercise price	$0.13-0.14	$0.17-0.55
Risk-free interest rate	2.886% -3.684%	1.37% -3.356%
Dividend yield	-	-

The weighted average fair value of the options granted during years ended December 31, 2023 and 2022, based on the exercise price as of the grant date, was at $0.12 and $0.37 per option, respectively.